UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              11/01/04
     -----------------------        -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $ 80,160.8 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                      com   00080S101    $1,787,500.00  275,000    sole                         275,000
AMERICA MOVIL S A DE CV ADR      com   02364W105    $  780,600.00   20,000    sole                          20,000
BERKSHIRE HATHAWAY INC-DEL-      com   084670108    $4,072,550.00       47    sole                              47
BRINK'S COMPANY                  com   109696104    $1,508,500.00   50,000    sole                          50,000
CAL DIVE INTL INC                com   127914109    $2,137,200.00   60,000    sole                          60,000
CHESAPEAKE ENERGY CORP           com   165167107    $1,583,000.00  100,000    sole                         100,000
CKE RESTAURANTS INC              com   12561E105    $1,381,250.00  125,000    sole                         125,000
COLONIAL BANCGROUP INC           com   195493309    $2,045,000.00  100,000    sole                         100,000
COMPASS BANCSHARES INC           com   20449H109    $1,971,900.00   45,000    sole                          45,000
CONAGRA INC W-RTS TO PUR C/STK   com   205887102    $  771,300.00   30,000    sole                          30,000
CONSECO INC                      com   208464883    $1,059,600.00   60,000    sole                          60,000
CROWN HOLDINGS INC               com   228368106    $  257,750.00   25,000    sole                          25,000
DELTA PETE CORP                  com   247907207    $2,086,400.00  160,000    sole                         160,000
DIAGNOSTIC RETRIEVAL SYS INC     com   23330X100    $2,246,400.00   60,000    sole                          60,000
EDO CORP                         com   281347104    $1,706,625.00   61,500    sole                          61,500
FIRST ACCEPTANCE CORP            com   318457108    $1,794,650.00  251,000    sole                         251,000
FMC TECHNOLOGIES INC             com   30249U101    $1,336,000.00   40,000    sole                          40,000
GRANT PRIDECO INC                com   38821G101    $  819,600.00   40,000    sole                          40,000
HAWAIIAN AIRLS INC NEW           com   419879101    $  460,848.08   74,813    sole                          74,813
HERLEY INDUSTRIES INC            com   427398102    $  654,150.00   35,000    sole                          35,000
IRON MOUNTAIN INC PA             com   462846106    $1,303,191.15   38,499    sole                          38,499
LOCKHEED MARTIN CORP             com   539830109    $1,115,600.00   20,000    sole                          20,000
LONE STAR TECHNOLOGIES INC       com   542312103    $  378,000.00   10,000    sole                          10,000
MCI INC                          com   552691107    $  670,000.00   40,000    sole                          40,000
MI DEVELOPMENTS INC SUB VTG      com   55304X104    $2,656,500.00  105,000    sole                         105,000
MICROSOFT CORP                   com   594918104    $1,106,000.00   40,000    sole                          40,000
NABORS INDUSTRIES LTD            com   BMG6359F1032 $2,130,750.00   45,000    sole                          45,000
PG&E CORP                        com   69331C108    $3,556,800.00  117,000    sole                         117,000
SCHWEITZER-MAUDUIT INTL INC      com   808541106    $1,701,000.00   52,500    sole                          52,500
STEWART ENTERPRISES INC-CL A     com   860370105    $  959,100.00  138,000    sole                         138,000
TASAR ELECTRONICS CORP           com   87651B104    $1,877,500.00   50,000    sole                          50,000
***TATE & LYLE PLC-ORD NEW 25P   com   GB0008754136 $1,293,913.50  185,000    sole                         185,000
TYCO INTERNATIONAL LTD NEW       com   902124106    $1,839,600.00   60,000    sole                          60,000
WALT DISNEY CO HOLDING CO        com   254687106    $1,353,000.00   60,000    sole                          60,000
AMR CORP DEL -W/RTS TO PUR       com   001765106    $  586,400.00   80,000    sole                          80,000
ALLIANT TECHSYSTEMS INC          com   018804104    $1,210,000.00   20,000    sole                          20,000
BEA SYSTEMS INC                  com   073325102    $  691,000.00  100,000    sole                         100,000
CHEMED CORPORATION               com   16359R103    $3,065,700.00   55,000    sole                          55,000
CLEAN HARBORS INC                com   184496107    $  443,080.00   38,000    sole                          38,000
DOMINION RESOURCES INC VA        com   25746U109    $1,631,250.00   25,000    sole                          25,000
EXELON CORP                      com   30161N101    $2,751,750.00   75,000    sole                          75,000
GTECH HOLDINGS CORP              com   400518106    $1,139,400.00   45,000    sole                          45,000
INTL GAME TECHNOLOGY             com   46145F105    $3,235,500.00   90,000    sole                          90,000
LAIDLAW INTERNATIONAL INC        com   50730R102    $1,480,500.00   90,000    sole                          90,000
NTL INC DEL                      com   62940M104    $1,241,400.00   20,000    sole                          20,000
OFFSHORE LOGISTICS INC           com   676255102    $1,204,700.00   35,000    sole                          35,000
PUBLIC STORAGE INC               com   74460D109    $1,486,500.00   30,000    sole                          30,000
PEOPLESOFT INC                   com   712713106    $  992,500.00   50,000    sole                          50,000
SHUFFLE MASTER INC               com   825549108    $1,498,400.00   40,000    sole                          40,000
SEMICONDUCTOR HOLDRS TR          com   816636203    $1,512,000.00   50,000    sole                          50,000
TITAN CORP                       com   888266103    $1,117,600.00   80,000    sole                          80,000
XCEL ENERGY INC                  com   98389B100    $1,385,600.00   80,000    sole                          80,000
XM SATELLITE RADIO HLDGS INC     com   983759101    $1,085,700.00   35,000    sole                          35,000
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